Finance Lease, Right-of-use Asset and Finance Lease Liability (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Finance Lease, Right-of-use Asset and Finance Lease Liability [Abstract]
Amortization of right-of use asset	$ 658	$ 0
Interest expense on finance lease liability	559	$ 0
Right-of-use asset	$ 28,904		$ 29,562
Weighted average remaining lease term	3 months 25 days
Annual Lease Payments [Abstract]
2025	$ 21,038
Total undiscounted lease payments	21,038
Less: Discount based on incremental borrowing rate	(339)
Present value of finance lease liabilities	20,699
Finance lease liability, current	20,699		$ 21,778
Finance lease liability, non-current	$ 0